Convertible Notes and Notes Payable (Details Narrative)										1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 11, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Sep. 30, 2022 USD ($) shares	Aug. 01, 2022 USD ($) $ / shares shares	Apr. 30, 2022 $ / shares shares	Mar. 11, 2022 USD ($)	Feb. 08, 2022 USD ($)	Dec. 28, 2021 USD ($) $ / shares shares	Mar. 09, 2021 USD ($)	Aug. 31, 2022 USD ($) $ / shares shares	Apr. 30, 2022 $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Aug. 06, 2024 USD ($)	Mar. 31, 2024 USD ($)	Aug. 31, 2023 $ / shares	Jan. 31, 2023 USD ($) $ / shares shares	Apr. 29, 2022 $ / shares
Short-Term Debt [Line Items]
Principal balance			$ 500,000									$ 1,517,989		$ 1,517,989		$ 2,254,856
Number of warrants to purchase | shares								62,500														127,260
Exercise price of warrants | $ / shares		$ 111.04		$ 20.00	$ 8.00			$ 8.00		$ 16.00	$ 8.00						$ 111.04	$ 8.00				$ 18.80	$ 16.00
Proceeds from convertible notes payable, as restated															$ 3,935,000	3,935,000	$ 550,715
Interest rate								10.00%	1.00%	10.00%
Convertible notes payable												10,000,000.0		10,000,000.0		10,000,000
Expected years										4 years 6 months
Estimated fair value				$ 146,624													398,675
Allocation of financing costs																	17,363
Warrant derivative liability												359,919		359,919		414,512						$ 1,189,000
Legal fees												526,877	$ 416,688	1,001,011	784,312	1,328,435	$ 822,727
Debt principal amount			500,000
Interest expense debt												386,505	549,125	832,014	1,012,177	2,123,049
Debt, principal														558,628
Accrued interest																0
Principal balance | shares																	3,750
Settled for cash														501,667
Interest paid														56,958	102,373	164,807	$ 39,201
Amortization expense														691,754		1,523,768	331,978
Convertible Notes												826,235		826,235		595,999			$ 600,000
Share price | $ / shares	$ 18.80	$ 16.00															$ 16.00				$ 1.00
Convertible note payable																731,088
Term notes issued		$ 73,007							$ 73,007								$ 73,007
Term note description									no more than 25% of the amount forgiven to be attributable to non-payroll costs
Notes payable								$ 500,000
Debt maturity date								Dec. 28, 2022
Promissory note								$ 494,925
Issuance cost								21,890
Warrants issuance						$ 92,336	$ 92,336	$ 418,449
Conversion price per share | $ / shares				$ 32.00	$ 32.00			$ 40.00		$ 32.50							$ 32.00
Volatility		86.10%		80.00%	83.60%			86.30%		82.50%
Risk free rate				2.66%	2.55%			1.27%		3.43%
Warrants outstanding and exercisable | shares					62,500						62,500
Deemed dividend on modification of equity classified warrants																	$ 941,000
Expected term					4 years 9 months
Gain (loss) on extinguishment of debt			$ 1,531,852														$ (1,795,652)
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares			62,500														62,500
Stock issued during period, value, new issues			$ 2,031,250														$ 9,951,356	$ 2,031,249
Debt issuance costs related party						$ 17,363	$ 17,363								345,000	345,000	17,363
Principal increase decrease rate				10.00%
Gain (loss) on sale of assets and asset impairment charges																	1,198,438
Proceeds from note payable-related party																	50,000
Finance fee															104,245	104,245	$ 189,912
Minimum [Member]
Short-Term Debt [Line Items]
Principal balance | shares											10,000,000
Conversion price per share | $ / shares											$ 99.92
Risk free rate																	1.81%
Maximum [Member]
Short-Term Debt [Line Items]
Conversion price per share | $ / shares											$ 40.00
Risk free rate																	1.96%
Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Fair value measurement				$ 45,000				$ 367,000				359,919		359,919		410,660				$ 214,615
Common Stock [Member]
Short-Term Debt [Line Items]
Debt, principal												$ 0	$ 1,527,750	$ 235,200	$ 1,593,900	$ 1,925,700
Principal balance | shares												0	228,489	78,197	234,864	297,625	352,443
Share price | $ / shares		$ 32.00															$ 32.00
Stock issued during period, value, new issues																	$ 4
Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Expected years												5 years		5 years		5 years
Measurement Input, Price Volatility [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input												110		110		110
Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Warrants and rights outstanding measurement input												3.53		3.53		3.53
Boustead Securities LLC [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares		22,535										8,909		8,909		8,909	22,535
Exercise price of warrants | $ / shares				$ 20.00						$ 97.52		$ 18.80		$ 18.80		$ 18.80
Interest rate		10.00%															10.00%
Payment for placement agent														$ 345,000		$ 345,000
Estimated fair value														99,543		99,543
Allocation of financing costs														232,027		232,027
Warrant derivative liability												$ 104,245		104,245		104,245
Equity warrant as reduction in additional paid in capital												8,727		8,727		8,727
Interest expense debt												430,685	$ 729,351	928,200	$ 1,328,682	2,484,193
Debt, principal												0	1,527,750	235,200	1,593,900	1,925,700
Accrued interest												0	$ 220,689	18,783	$ 240,831	294,927
Share price | $ / shares				20.00
Conversion price per share | $ / shares				$ 32.00
Volatility				80.00%
Risk free rate				2.66%
Issuance of warrants shares | shares				625
Proceeds from Issuance of Private Placement				$ 14,662
Alto Convertible Note [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares																						8,909
Exercise price of warrants | $ / shares																						$ 18.80
Convertible Note [Member] | Boustead Securities LLC [Member]
Short-Term Debt [Line Items]
Estimated fair value														1,288,543		1,288,543
Unamortized discount												300,000		300,000		300,000
Legal fees														65,000		65,000
Interest fee														215,000		215,000
Debt principal amount												$ 1,442,000		1,442,000		1,442,000
Interest expense debt														$ 3,310,543		$ 3,310,543
2022 Convertible Bridge Notes [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares		$ 0.08															$ 0.08
Interest rate						6.00%	6.00%
Convertible notes payable						$ 225,000	$ 365,000
Amortization expense																	$ 37,745
Convertible Notes		$ 221,000		$ 31,000													221,000
Promissory note						$ 525,715	$ 525,715
Gain (loss) on extinguishment of debt																	$ 310,621
Interest rate						6	6
Debt instrument conversion rate				50.00%		50.00%	50.00%										50.00%
Fees paid						$ 64,285	$ 64,285
Principal increase decrease rate																	10.00%
Debt issuance costs related party																	$ 108,858
Payments of derivative issuance costs																	$ 65,126
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 32.00															$ 32.00
2022 Convertible Bridge Notes [Member] | Related Party [Member]
Short-Term Debt [Line Items]
Debt issuance costs related party																	$ 173,984
2022 Convertible Bridge Notes [Member] | Common Stock [Member]
Short-Term Debt [Line Items]
Warrant | shares		18,438															18,438
2022 Convertible Bridge Notes [Member] | Warrant [Member]
Short-Term Debt [Line Items]
Warrant | shares		18,438															18,438
2022 Convertible Bridge Notes [Member] | Boustead Securities LLC [Member]
Short-Term Debt [Line Items]
Number of warrants to purchase | shares		2,582								2,582							2,582
Exercise price of warrants | $ / shares		$ 16.00								$ 16.00							$ 16.00
Interest rate						10.00%	10.00%
Estimated fair value																	$ 92,336
August 2022 [Promissory Notes Member]
Short-Term Debt [Line Items]
Principal balance		$ 75,000															$ 75,000
Number of warrants to purchase | shares		3,750															3,750
Exercise price of warrants | $ / shares				$ 20.00
Interest rate				10.00%
Convertible notes payable				$ 50,000						$ 25,000
Unamortized discount		$ 2,206															$ 2,206
Principal balance | shares																	3,750
Amortization expense																	$ 50,000
Promissory note				50,000
Fair value measurement				$ 27,162
Gain (loss) on extinguishment of debt																	44,614
Debt instrument conversion rate				50.00%
Notes issued				$ 2,500
Proceeds from note payable-related party				50,000
Finance fee				124,786
Long-Term Debt, Gross				$ 0
Debt Instrument, Unamortized Discount, Current		$ 7,661															7,661
August 2022 Convertible Notes [Member]
Short-Term Debt [Line Items]
Exercise price of warrants | $ / shares				$ 20.00
Interest rate				6.00%
Convertible notes payable				$ 75,000
Debt instrument conversion rate				50.00%
Notes issued				$ 3,750
August 2022 Notes [Member]
Short-Term Debt [Line Items]
Estimated fair value																	$ 121,875
Securities Purchase Agreement [Member]
Short-Term Debt [Line Items]
Principal balance	$ 4,300,000
Number of warrants to purchase | shares	127,260
Exercise price of warrants | $ / shares	$ 18.80
Proceeds from convertible notes payable, as restated	$ 3,935,000
Effective interest rate	346.00%
Debt description	the Alto Convertible Note is convertible into shares of common stock at a price per share equal to the lower of (i) $18.80, (ii) 90% of the three lowest daily VWAPs of the 15 trading days prior to the payment date, or (iii) 90% of the VWAP of the trading day prior to payment date. The noteholder may convert at any time at a fixed price of $18.80 per share.
Derivative liability	$ 1,442,000
Interest rate	5.00%
Warrant derivative liability	$ 1,442,000
Securities Purchase Agreement [Member] | Alto Convertible Note [Member]
Short-Term Debt [Line Items]
Effective interest rate	218.00%